Income Taxes - Summary of Tax Effects of Temporary Differences to Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets:
Accrued expenses and others	¥ 208,030	$ 32,644	¥ 117,387
Bad debt provision	77,053	12,091	104,458
Net operating losses carried forward	1,756,698	275,664	1,318,562
Recorded cost relating to capitalized assets	3,902,201	612,340	3,493,048
Fixed assets depreciation	18,630	2,925	18,651
Valuation allowance	(5,876,461)	(922,145)	(4,941,826)
Deferred tax assets, net	86,151	13,519	110,280
Deferred tax liabilities:
Long-lived assets arising from acquisitions	¥ 57,927	$ 9,090	¥ 63,521